Note 9 - Stock Repurchase Program (Details Textual) - Repurchase Program 2009 [Member] - USD ($)	3 Months Ended
	Sep. 30, 2018	Aug. 27, 2015	Jan. 21, 2009
Stock Repurchase Program, Authorized Amount			$ 2,500,000
Stock Repurchase Program Authorized Additional Amount		$ 5,000,000
Stock Repurchased and Retired During Period, Value	$ 0
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 4,540,806